Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

December 31, 2022	Gross Amount	Accumulated Depreciation	Net Amount
Land	83	—	83
Buildings	1,116	(563)	553
Facilities & leasehold improvements	3,877	(2,895)	982
Machinery and equipment	18,751	(14,023)	4,728
Computer and R&D equipment	398	(319)	79
Operating lease right-of-use assets	311	(118)	193
Finance lease right-of-use assets	57	(2)	55
Other tangible assets	169	(95)	74
Construction in progress	1,454	—	1,454
Total	26,216	(18,015)	8,201

December 31, 2021	Gross Amount	Accumulated Depreciation	Net Amount
Land	84	—	84
Buildings	951	(562)	389
Facilities & leasehold improvements	3,490	(2,936)	554
Machinery and equipment	17,085	(13,786)	3,299
Computer and R&D equipment	395	(333)	62
Operating lease right-of-use assets	314	(114)	200
Other tangible assets	147	(97)	50
Construction in progress	1,022	—	1,022
Total	23,488	(17,828)	5,660

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification and not ready for their intended use.

In 2022, the Company transferred from construction in progress to definitive long-lived assets, approximately $650 million corresponding to assets dedicated to its new 300mm fab in Agrate, Italy, where operations started in December 2022.

The depreciation charge was $1,113 million, $952 million and $844 million in 2022, 2021 and 2020, respectively.

Tax incentives and capital investment funding reported as a reduction of capital expenditures totaled $25 million, $13 million and $10 million for the years ended December 31, 2022, 2021 and 2020, respectively. Tax incentives and public funding reduced depreciation charges by $56 million, $61 million and $59 million in 2022, 2021 and 2020, respectively.

Capital investment public funding is described in Note 7. Tax incentives related to capital expenditures is further described in Note 23.

For the years ended December 31, 2022, 2021 and 2020, the Company sold property, plant and equipment for cash proceeds of $4 million, $2 million and $4 million, respectively.

There was no significant impairment recognized for the years ended December 31, 2022, 2021 and 2020.